SIGNIFICANT ACCOUNTING POLICIES (Disclosure of depreciation rates) (Details)	12 Months Ended
Mar. 31, 2023
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	4.00%
Equipment - Automotive [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	20.00%
Equipment - Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	20.00%
Equipment - Lab and Field [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	20.00%
Equipment - Manufacturing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation method	Straight-line over 20 years
Signage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	20.00%
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	20.00%
Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	100.00%
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation method	Straight-line over lower of term of lease or economic life
Right of Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation method	Straight-line over lower of term of lease or economic life